Debt - Additional Information (Detail) (USD $)	6 Months Ended	9 Months Ended		12 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended			6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	May 15, 2013 Stockholder	Mar. 29, 2013 Stockholder	May 15, 2013 Stockholder Private Placement	May 15, 2013 Stockholder Private Placement	Mar. 29, 2013 Stockholder Through May 31, 2013	Mar. 29, 2013 Stockholder After May 31, 2013	Mar. 29, 2013 Subsequent Event	Jun. 30, 2013 Operating lines of credit Expiring May 31, 2013	Dec. 31, 2012 Operating lines of credit Expiring May 31, 2013	Dec. 31, 2011 Operating lines of credit Expiring May 31, 2013	Jun. 30, 2013 Operating lines of credit Expiring June 30, 2013	Dec. 31, 2012 Operating lines of credit Expiring June 30, 2013	Dec. 31, 2011 Operating lines of credit Expiring June 30, 2013	Jun. 30, 2013 Mortgage funding arrangements Entity	Sep. 30, 2013 Mortgage funding arrangements Entity	Dec. 31, 2012 Mortgage funding arrangements Entity	Dec. 31, 2011 Mortgage funding arrangements Entity	Jul. 31, 2013 Mortgage funding arrangements Subsequent Event
Debt Instrument [Line Items]
Numbers of lenders																			4	5	3	2
Maximum borrowing capacity												$ 10,000,000	$ 7,200,000	$ 7,200,000		$ 1,000,000	$ 1,000,000		$ 762,000,000	$ 972,000,000	$ 365,000,000	$ 115,000,000	$ 962,000,000
Amount borrowed under the Promissory Note							10,000,000
Stated interest rate					10.00%					5.00%	12.50%
Amount of repayment paid in cash	4,345,000	4,345,000				4,345,000
Number of shares given to the stockholder as part of the repayment								314,147
Share price at which the shares were valued (in usd per share)									$ 18.00
Value of the shares given as part of the repayment			1,000,000	1,000,000	500,004			5,655,000
Increase in total borrowing capacity																							200,000,000
Loan participation limit	460,000,000			30,000,000
Debt stated percentage, minimum													4.00%	4.00%		5.25%	5.25%
Line of credit facility, outstanding													800,000	4,417,463	7,197,150	705,000	713,750	998,662	338,870,000	467,319,000	202,976,453	57,893,665
Line of credit facility outstanding, interest rate													4.00%			5.25%
Debt stated percentage, maximum																6.00%	6.00%
Subordinated debt, related parties					750,000
Long-Term Borrowings				$ 0	$ 0